Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,556,000
Previously Paid Amount	0.00
Total Fee Amount	352.98
Total Offset Amount	0.00
Net Fee	352.98
Narrative - Max Aggregate Offering Price	$ 2,556,000
Final Prospectus	true